Leases - Balance sheet shows the following amounts relating to lease liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Long term lease liabilities	£ 2,645	£ 1,580
Current lease liabilities	516	362
Total lease liabilities	£ 3,161	£ 1,942	£ 1,021